Stock-Based Compensation Plans	12 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans

6. Stock-Based Compensation Plans.

Participation in FRP Plans

Prior to January 2015, The Company's directors, officers and key employees previously were eligible to participate in FRP's 2000 Stock Option Plan and the 2006 Stock Option Plan under which options for shares of common stock were granted to directors, officers and key employees. All related compensation expense has been fully allocated to the Company (rather than FRP) and included in corporate expenses.

Patriot Incentive Stock Plan

In January 2015, the Board of Directors of the Company adopted the Patriot Transportation Holding, Inc. Incentive Stock Plan. Grants were issued based upon all outstanding FRP options held by company directors, officers and key employees on January 30, 2015 with the same remaining terms. The number of common shares available for future issuance was 38,507 at September 30, 2018.

Patriot utilizes the Black-Scholes valuation model for estimating fair value of stock compensation for options awarded to officers and employees. Each grant is evaluated based upon assumptions at the time of grant. The assumptions are no dividend yield, expected volatility between 26% and 46%, risk-free interest rate of .3 to 3.9% and expected life of 3.0 to 7.0 years.

The dividend yield of zero is based on the fact that Patriot does not pay cash dividends and has no present intention to pay cash dividends. Expected volatility is estimated based on historical experience over a period equivalent to the expected life in years. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate at the date of grant with a term consistent with the expected life of the options granted. The expected life calculation is based on the observed and expected time to exercise options by the employees.

The realized tax benefit pertaining to options exercised and the remaining compensation cost of options previously granted are recognized by FRP or Patriot based on the employment location of the related employee or director.

In December 2016, the Company approved and issued a long-term performance incentive to an officer in the form of stock appreciation rights. The Company granted 80,000 stock appreciation rights. The market price was $23.13 on the date of grant and the executive will get a cash award at age 65 based upon the stock price at that date compared to the stock price at the date of grant but in no event will the award be less than $500,000. The Company plans to expense the fair value of the award over the 9.1 year vesting period to the officer’s attainment of age 65. The accrued liability under this plan as of September 30, 2018 and 2017 was $161,000 and $71,000, respectively.

In March 2017, in recognition of Thompson S. Baker II's outstanding service to FRP, the Board approved the vesting of all of Mr. Baker's outstanding FRP stock options, which expired 90 days following the termination of his employment. The vesting of Mr. Baker’s outstanding FRP options that were issued prior to the spin-off required modification stock compensation expense of $150,000. FRP reimbursed Patriot for this cost.

The annual director stock grant was 18,863 shares in fiscal 2018 at $19.53, 14,449 shares in fiscal 2017 at $25.50, and 16,549 shares in fiscal 2016 at $21.81 based on the market prices indicated on the date of the grants.

The Company recorded the following stock compensation expense in its consolidated statements of income (in thousands):

	Years Ended September 30
	2018	2017	2016
Stock option grants	$221	440	384
Annual director stock award	368	368	361
	$589	808	745

A summary of Company stock options is presented below (in thousands, except share and per share amounts):

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	Of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Outstanding at
October 1, 2015	75,315	$21.95	5.8	$666
Granted	38,794	23.78		362
Forfeited	(3,298)	24.24		(29)
Outstanding at
September 30, 2016	110,811	$22.52	6.2	$999
Granted	40,780	21.25		272
Outstanding at
September 30, 2017	151,591	$22.18	6.3	$1,271
Granted	33,960	18.57		240
Exercised	(5,801)	21.44		(53)
Forfeited	(4,199)	21.44		(39)
Outstanding at
September 30, 2018	175,551	$21.52	6.3	$1,419
Exercisable at
September 30, 2018	100,816	$22.05	4.9	$809
Vested during
twelve months ended
September 30, 2018	25,891			$188

The following table summarizes information concerning stock options outstanding at September 30, 2018:

	Shares	Weighted	Weighted
Range of Exercise	Under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$16.50 – $20.63	33,960	18.57	9.1
$20.64 - $25.78	36,600	22.08	7.8
$25.79-32.23	4,175	28.01	5.9
	74,735	$20.81	8.3	Years
Exercisable:
$16.50 - $20.63	40,062	18.55	2.5
$20.64 - $25.78	45,711	22.89	6.7
$25.79 - $32.23	15,043	28.83	5.7
	100,816	$22.05	4.9	Years
Total	175,551	$21.52	6.3	Years

The aggregate intrinsic value of exercisable Company options was $31,000 and the aggregate intrinsic value of all outstanding in-the-money options was $57,000 based on the Company’s market closing price of $19.23 on September 28, 2018 less exercise prices.

The realized tax benefit from option exercises during fiscal 2018 was $261,000 including $259,000 which pertained to FRP options exercised that were granted prior to the Spin-off to persons employed by Patriot. The unrecognized compensation expense of Patriot options granted as of September 30, 2018 was $490,000, which is expected to be recognized over a weighted-average period of 3.1 years.